Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

(11)   Redeemable Convertible Preferred Stock

On March 27, 2019, the Company issued 2,111,856 of $0.0001 par value Series A Preferred Stock for cash of $1.8988 per share, for total proceeds of $4,009,992, less issuance costs of $56,647, for net proceeds to the Company of $3,953,345. Concurrently, upon conversion of SAFE Notes, the Company issued 658,309 shares of $0.0001 par value Series A Preferred Stock and 576,677 shares of Common Stock.

On June 7, 2019, the Company issued 392,276 shares of $0.0001 par value Series A‑1 Redeemable Convertible Preferred Stock (the “Series A‑1 Preferred Stock”) for cash of $2.5492 per share, for total proceeds of $999,990, less issuance costs of $7,705, for net proceeds to the Company of $992,285.

On several dates in December 2019, the Company issued 1,483,491 shares of $0.0001 par value Series B Redeemable Convertible Preferred Stock (the “Series B Preferred Stock”) for cash of $4.1681 per share, for total proceeds of $6,083,346, less issuance costs of $20,841, for net proceeds to the Company of $6,062,505. Total and net proceeds include subscription receivable of $99,993, which is recorded in mezzanine equity on the consolidated balance sheet as of December 31, 2019.

In the first quarter of 2020, the Company concluded a Series B Preferred Stock funding by issuing 1,148,481 shares of $0.0001 par value Series B Preferred Stock for $4.1681 per share, for total proceeds of $4,886,976, less issuance costs of $7,070, for net proceeds to the Company of $4,879,906.

In July 2020, the Company issued 5,130,658 shares of $0.0001 par value Series C Redeemable Convertible Preferred Stock (the "Series C Preferred Stock") for $5.4865 per share, for total proceeds of $28,149,355, less issuance costs of $79,863, for net proceeds to the Company of $28,069,492.

The Series A, A‑1, B, and C Preferred Stock is referred to collectively as “Preferred Stock.” Due to the contingent redeemable nature of the Company’s Preferred Stock upon a Deemed Liquidation Event as further discussed below, the Company’s Preferred Stock has been classified as temporary equity. However, the Preferred Stock was not currently redeemable as of December 31, 2020 and 2019 as the redemption depends on a Deemed Liquidation Event that was not probable of occurrence. The Preferred Stock is not being accreted to its liquidation preference, as it is not probable that the Preferred Stock will become redeemable as of December 31, 2020 and 2019.

Voting

The holders of Preferred Stock are entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of the applicable series of Preferred Stock are convertible. Except as provided otherwise by law or the Company’s certificate of incorporation, the holders of Preferred Stock vote together with the holders of Common Stock as a single class. Certain significant actions must be approved by at least 50% of the holders of Preferred Stock voting as a single class on an as converted basis. Such significant actions include but are not limited to increase of the authorized number of shares, authorization of a new class of preferred shares, redemption of shares, declaration of dividends, changes in the authorized numbers of directors constituting the Board of Directors, liquidation or Deemed Liquidation, amendments to the certificate of incorporation and bylaws, and other. Additionally, certain actions affecting Series B Preferred Stock rights or Series C Preferred Stock Rights require approval of at least 50% of the holders of the corresponding Series.

Several named holders of the Company’s Preferred Stock and Common Stock designate four members of the Company’s Board of Directors. All holders of the Company’s Common Stock designate two members of the Company’s Board of Directors. The remaining four members of the Company's Board of Directors are elected by holders of a majority of the Company’s Preferred Stock and Common Stock.

Dividends

Dividends are payable pro rata on Common Stock and Preferred Stock according to the number of shares of Common Stock held by such holders on an as-converted basis. Dividends are payable, if permitted by law, in accordance with the Preferred Stock terms or when and if declared by the Board of Directors. No dividends have been declared or paid in the years ended December 31, 2020 and 2019. The Preferred Stock does not have a stipulated dividend yield.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Company, or upon the occurrence of a Deemed Liquidation Event, as defined, holders of Series C Preferred Stock are entitled to be paid the Series C Liquidation Preference. The aggregate Series C Liquidation Preference is $28,149,355 at December 31, 2020. After the Series C Liquidation Preference is satisfied, out of any remaining proceeds, holders of Series B Preferred Stock are entitled to be paid the Series B Liquidation Preference. The aggregate Series B Liquidation Preference is $10,970,322 at December 31, 2020. After the Series C Liquidation Preference and Series B Liquidation Preference are satisfied, out of any remaining proceeds, holders of Series A Preferred Stock and Series A‑1 Preferred Stock are entitled to be paid the Series A Liquidation Preference and the Series A-1 Liquidation Preference, respectively. The aggregate Series A Liquidation Preference is $5,259,989 at December 31, 2020. The aggregate Series A‑1 Liquidation Preference is $999,990 at December 31, 2020. After the payment of all preferential amounts required to be paid to the holders of Preferred Stock, the remaining assets, if any, available for distribution will be distributed among the holders of Preferred Stock and Common Stockholders on an as-converted basis.

Conversion

Each share of Preferred Stock is convertible at the option of the holder into fully paid and non-assessable shares of Common Stock, at a conversion rate of 1 to 1 initially, subject to adjustments. At December 31, 2020, the applicable conversion price for each series of Preferred Stock is equal to its initial offering price.

Each share of Preferred Stock is automatically converted into fully paid and non-assessable shares of Common Stock at the then-applicable conversion ratio, as defined, upon either: (i) the closing of the sale of shares of the Company’s Common Stock to the public in an underwritten public offering of at least $50,000,000, or (ii) written consent of the holders of more than 65% of the then outstanding shares of Preferred Stock on an as-converted basis.

At the time of each of the issuances of Preferred Stock, the Company’s Common Stock into which each series of the Company’s Preferred Stock is convertible had an estimated fair value less than the effective conversion prices of the convertible Preferred Stock. Therefore, no beneficial conversion element existed at the respective issuance dates.

The Preferred Stock also contains a down-round protection provision that reduces the conversion price if the Company issues shares at less than the conversion price or for no consideration. As such, if this provision is triggered, it could result in the conversion option becoming more beneficial if such adjustment causes the applicable conversion price to decline below the commitment date fair value of the Common Stock. If this occurs, a contingent beneficial conversion feature will be recognized at the date of such adjustment. The Company continues to monitor for the issuance of additional shares below the conversion price, which could result in a contingent beneficial conversion feature.

Redemption

The Company is obligated to redeem Preferred Stock upon the occurrence of certain Deemed Liquidation Events, as defined (including merger, share exchange, or consolidation in which the Company is a party, or a subsidiary of the Company is a party where the Company issues shares of its capital stock, resulting in a loss of control by the current stockholders; or sale or other disposition of substantially all assets of the Company). The Company determined that triggering events that could result in a Deemed Liquidation Event are not solely within the control of the Company.

Additionally, the Company is obligated to redeem all Preferred Stock upon the occurrence of such Deemed Liquidation Events if a majority, by voting power, of all holders of Preferred Stock request such redemption (“Redemption Event”). The redemption price shall be equal to the liquidation preferences, as defined above. If the assets of the Company are not sufficient to redeem all of the Preferred Stock upon the occurrence of a Redemption Event, the Company shall redeem Preferred Stock ratably based on amounts that would be payable if the assets were sufficient, and redeem the remaining Preferred Stock as soon as the Company may lawfully do so thereafter.

The Company continues to monitor circumstances that may cause the Preferred Stock to become probable of becoming redeemable. Subsequent adjustments to the carrying amounts to accrete up to the Preferred Stock redemption values will be made only when the shares become probable of becoming redeemable.